                                                                File Numbers:

                                                                333-63416

                                                                811-10419

UNITED STATES

Securities and Exchange Commission

Washington, DC.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27                                             X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 27                                             X

The NorthQuest Capital Fund, Inc.      (Exact Name of Registrant as Specified

                                        in Charter)

16 Rimwood Lane, Colts Neck, NJ 07722  (Address of Principal Executive Offices)

732-842-3465                           (Registrant's Telephone Number)

Peter J. Lencki                        (Name of Agent)

16 Rimwood Lane, Colts Neck, NJ 07722  (Address of Agent)

Approximate Date of Proposed Public Offering: On 03/16/12 pursuant to Rule 485 paragraph(b) POS.

It is proposed that this filing will become effective (check the appropriate box)

      [X] Immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

Signatures -

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Colts Neck and State of New Jersey on the 2nd

      day of April, 2012.

      The NorthQuest Capital Fund, Inc.    By: /s/ Peter J. Lencki

                                                   -------------------------

                                                   Peter J. Lencki, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures –

                                           Title                         Date

 By: /s/ Peter J. Lencki        President, Chairman and Treasurer

     -------------------        (Principal Executive Officer)         04/02/2012

         Peter J. Lencki        (Principal Financial &

                                 Accounting Officer)

                                          Director

 By: /s/ Mary E. Lencki                   Secretary

     --------------------                                             04/02/2012

         Mary E. Lencki

 By: /s/ Charles G. Camarata              Director

     -----------------------                                          04/02/2012

         Charles G. Camarara

 By: /s/ Robert S. Keesser                Director

     ---------------------                                            04/02/2012

         Robert S. Keesser

 By: /s/ John G. Padovano                 Director

     --------------------                                             04/02/2012

         John G. Padovano

 By: /s/ Michael W. Sommerhalter          Director

     ---------------------------                                      04/02/2012

         Michael W. Sommerhalter

Exhibit Index

Exhibit

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase